Other Non-Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Non-Current Assets
Accrued income		€ 2,000	€ 1,932
Longterm deposit accounts	€ 1,698	792	108
Security deposits	8	8
Tax loss carry back		333	333
Other noncurrent assets	€ 1,706	€ 3,135	€ 2,374